REAL ESTATE HELD FOR INVESTMENT	121 Months Ended	124 Months Ended
	Dec. 31, 2019	Mar. 31, 2020
Real Estate [Abstract]
REAL ESTATE HELD FOR INVESTMENT
3.	REAL ESTATE HELD FOR INVESTMENT

As of December 31, 2019, the Company owned six office properties, one office portfolio consisting of four office buildings and 14 acres of undeveloped land encompassing, in the aggregate, approximately 3.0 million rentable square feet. As of December 31, 2019, these properties were 79% occupied. In addition, the Company owned one residential home portfolio consisting of 993 single-family homes and encompassing approximately 1.4 million rental square feet and one apartment property containing 317 units and encompassing approximately 0.3 million rentable square feet, which was 89% and 85% occupied, respectively as of December 31, 2019. The Company also owned three investments in undeveloped land with approximately 1,000 developable acres. The following table summarizes the Company’s real estate held for investment as of December 31, 2019 and 2018, respectively (in thousands):

	December 31, 2019	December 31, 2018
Land	$175,317	$141,950
Buildings and improvements	618,974	426,604
Tenant origination and absorption costs	30,569	22,472

Total real estate, cost	824,860	591,026
Accumulated depreciation and amortization	(65,381)	(38,052)

Total real estate, net	$759,479	$552,974

The following table provides summary information regarding the Company’s real estate held for investment as of December 31, 2019 (in thousands):

Property	Date Acquired or Foreclosed on	City	State	Property Type	Land	Building and Improvements	Tenant Origination and Absorption	Total Real Estate, at Cost	Accumulated Depreciation and Amortization	Total Real Estate, Net	Ownership %
Richardson Portfolio:
Palisades Central I	11/23/2011	Richardson	TX	Office	$1,037	$12,258	$—	$13,295	$(3,565)	$9,730	90.0%
Palisades Central II	11/23/2011	Richardson	TX	Office	810	21,006	—	21,816	(5,486)	16,330	90.0%
Greenway I	11/23/2011	Richardson	TX	Office	561	2,147	—	2,708	(901)	1,807	90.0%
Greenway III	11/23/2011	Richardson	TX	Office	702	3,765	—	4,467	(1,321)	3,146	90.0%
Undeveloped Land	11/23/2011	Richardson	TX	Undeveloped Land	3,134	—	—	3,134	—	3,134	90.0%

Total Richardson Portfolio					6,244	39,176	—	45,420	(11,273)	34,147
Park Highlands (1)	12/30/2011	North Las Vegas	NV	Undeveloped Land	34,167	—	—	34,167		34,167	(1)
Park Centre	03/28/2013	Austin	TX	Office	3,251	34,452	—	37,703	(6,334)	31,369	100.0%
1180 Raymond	08/20/2013	Newark	NJ	Apartment	8,292	39,128	—	47,420	(7,897)	39,523	100.0%
Park Highlands II (1)	12/10/2013	North Las Vegas	NV	Undeveloped Land	27,078	—	—	27,078	—	27,078	(1)
Richardson Land II	09/04/2014	Richardson	TX	Undeveloped Land	3,418	—	—	3,418	—	3,418	90.0%
Crown Pointe	02/14/2017	Dunwoody	GA	Office	22,590	68,106	4,830	95,526	(11,753)	83,773	100.0%
The Marq (2)	03/01/2018	Minneapolis	MN	Office	10,387	81,065	4,179	95,631	(7,119)	88,512	100.0%
City Tower	03/06/2018	Orange	CA	Office	13,930	135,390	7,937	157,257	(12,823)	144,434	100.0%
Eight & Nine Corporate Centre	06/08/2018	Franklin	TN	Office	17,401	57,595	4,572	79,568	(4,356)	75,212	100.0%
Georgia 400 Center	05/23/2019	Alpharetta	GA	Office	11,431	72,529	7,574	91,534	(3,053)	88,481	100.0%
Single-Family Homes Portfolio
Birmingham Homes	11/04/2019	Birmingham	AL	Home	2,444	11,044	162	13,650	(90)	13,560	100.0%
Houston Homes	11/04/2019	Houston	TX	Home	6,154	22,609	432	29,195	(191)	29,004	100.0%
Jacksonville Homes	11/04/2019	Jacksonville	FL	Home	2,986	24,058	353	27,397	(210)	27,187	100.0%
Memphis Homes	11/04/2019	Memphis	TN	Home	2,679	15,664	266	18,609	(131)	18,478	100.0%
Atlanta Homes	11/04/2019	Atlanta	GA	Home	783	3,839	65	4,687	(38)	4,649	100.0%
Oklahoma Homes	11/04/2019	Oklahoma City	OK	Home	2,082	14,319	199	16,600	(113)	16,487	100.0%

Total Single-Family Homes Portfolio					17,128	91,533	1,477	110,138	(773)	109,365

					$175,317	$618,974	$30,569	$824,860	$(65,381)	$759,479

(1)

The Company owns 100% of the common members’ equity of Park Highlands and Park Highlands II. On September 7, 2016 and January 8, 2019, a subsidiary of the Company that owns a portion of Park Highlands and Park Highlands II sold 820 units of 10% Class A non-voting preferred membership units for $0.8 million and 1,927 units of 10% Class A2 non-voting preferred membership units for $1.9 million, respectively, to accredited investors. The amount of the Class A and A2 non-voting preferred membership units raised, net of offering costs, is included in other liabilities on the accompanying consolidated balance sheets.

(2)	This property was formerly known as Marquette Plaza and was re-named The Marq in connection with the Company’s re-branding strategy for this property.

Operating Leases

Certain of the Company’s real estate properties are leased to tenants under operating leases for which the terms and expirations vary. As of December 31, 2019, the leases, excluding options to extend apartment leases and single-family home leases, which have terms that are generally one year or less, had remaining terms of up to 12.2 years with a weighted-average remaining term of 4.3 years. Some of the leases have provisions to extend the lease agreements, options for early termination after paying a specified penalty and other terms and conditions as negotiated. The Company retains substantially all of the risks and benefits of ownership of the real estate assets leased to tenants. Generally, upon the execution of a lease, the Company requires a security deposit from tenants in the form of a cash deposit and/or a letter of credit. The amount required as a security deposit varies depending upon the terms of the respective leases and the creditworthiness of the tenant, but generally are not significant amounts. Therefore, exposure to credit risk exists to the extent that a receivable from a tenant exceeds the amount of its security deposit. Security deposits received in cash and assumed in real estate acquisitions related to tenant leases are included in other liabilities in the accompanying consolidated balance sheets and totaled $4.3 million and $3.7 million as of December 31, 2019 and 2018, respectively.

During the years ended December 31, 2019, 2018 and 2017, the Company recognized deferred rent from tenants of $4.1 million, $4.7 million and $2.4 million, respectively, net of lease incentive amortization. As of December 31, 2019 and 2018, the cumulative deferred rent receivable balance, including unamortized lease incentive receivables, was $13.6 million and $8.4 million, respectively, and is included in rents and other receivables on the accompanying balance sheets. The cumulative deferred rent balance included $3.1 million and $1.3 million of unamortized lease incentives as of December 31, 2019 and 2018, respectively.

As of December 31, 2019, the future minimum rental income from the Company’s properties, excluding apartment and single-family home leases, under non-cancelable operating leases was as follows (in thousands):

2020	$53,396
2021	50,295
2022	44,112
2023	35,871
2024	30,396
Thereafter	67,980

$282,050

As of December 31, 2019, the Company’s commercial real estate properties were leased to approximately 229 tenants over a diverse range of industries and geographic areas. The Company’s highest tenant industry concentrations (greater than 10% of annualized base rent) were as follows:

Industry	Number of Tenants	Annualized Base Rent (1) (in thousands)	Percentage of Annualized Base Rent
Insurance	26	$7,817	14.1%
Health Care and Social Services	16	7,021	12.7%
Computer Systems	24	6,852	12.4%

		$21,690	39.2%

(1)

Annualized base rent represents annualized contractual base rental income as of December 31, 2019, adjusted to straight-line any contractual tenant concessions (including free rent), rent increases and rent decreases from the lease’s inception through the balance of the lease term.

No other tenant industries accounted for more than 10% of annualized base rent. No material tenant credit issues have been identified at this time.

Geographic Concentration Risk

As of December 31, 2019, the Company’s real estate investments in Georgia and California represented 17.0% and 13.9%, respectively, of the Company’s total assets. As a result, the geographic concentration of the Company’s portfolio makes it particularly susceptible to adverse economic developments in the Georgia and California real estate markets. Any adverse economic or real estate developments in these markets, such as business layoffs or downsizing, industry slowdowns, relocations of businesses, changing demographics and other factors, or any decrease in demand for office space resulting from the local business climate, could adversely affect the Company’s operating results and its ability to make distributions to stockholders.

Recent Real Estate Asset Acquisition

Georgia 400 Center

On May 23, 2019, the Company, through an indirect wholly owned subsidiary, acquired an office property consisting of three buildings containing an aggregate of 416,463 rentable square feet located on approximately 24.4 acres of land in Alpharetta, Georgia (“Georgia 400 Center”). The seller is not affiliated with the Company, KBS Capital Advisors or the Advisor. The purchase price (net of closing credits) of Georgia 400 Center was $90.3 million, which includes $1.2 million of capitalized acquisition costs. The Company recorded this acquisition as an asset acquisition and recorded $11.4 million to land, $72.0 million to building and improvements, $7.6 million to tenant origination and absorption costs and $0.7 million to below-market lease liabilities. The intangible assets and liabilities acquired in connection with this acquisition have weighted-average amortization periods as of the date of acquisition of 5.8 years for tenant origination and absorption costs and 2.4 years for below-market lease liabilities.

Recent Business Combination

Reven Portfolio

On November 4, 2019, the Company, through an indirect wholly owned subsidiary, acquired a single-family home portfolio consisting of 993 single-family homes (“Reven”), at the time of acquisition. The seller is not affiliated with the Company, KBS Capital Advisors or the Advisor. The aggregate value of the consideration paid to former holders of Reven common stock was $56.6 million in cash and in addition, the Company expensed $4.5 million of transaction and related costs, which includes $2.4 million of severance costs and a $1.2 million acquisition fee to affiliate. At the closing of the acquisition, Reven changed its name to Pacific Oak Residential Trust, Inc (“PORT”). The intangible assets acquired with this acquisition have weighted-average amortization periods as of the date of acquisition of 0.5 years for tenant origination and absorption costs.

The fair values of the assets acquired and liabilities assumed at the closing date were as follows:

Assets:
Land	$17,126
Building and improvements	91,320
Tenant origination and absorption costs	1,477
Cash and cash equivalents	8,104
Restricted cash	1,667
Rents and other receivables	989
Prepaid expenses and other assets	634
Liabilities:
Notes payable	(61,885)
Accounts payable and accrued liabilities	(1,893)
Other liabilities	(904)

Total cash paid for acquisition	$56,635

The following unaudited pro forma results of operations reflect the Company’s results as if the acquisition of Reven had occurred on January 1, 2019. The information is not necessarily indicative of the results that actually would have occurred, nor does it indicate future operating results. All significant adjustments necessary to reflect the effects have been made.

For the year ended December 31, 2019:
Revenues	$102,540
Expenses	(116,370)

Net loss	$(13,830)

Recent Real Estate Sales

424 Bedford

On January 11, 2019, the 424 Bedford Joint Venture sold 424 Bedford to a purchaser unaffiliated with the Company, KBS Capital Advisors or the Advisor, for $43.8 million before closing costs and credits. The carrying value of 424 Bedford as of the disposition date was $34.0 million, which was net of $5.3 million of accumulated depreciation and amortization. The Company recognized a gain on sale of $7.6 million related to the disposition of 424 Bedford.

Burbank Collection

On July 19, 2019, the Burbank Collection Joint Venture sold the Burbank Collection to a purchaser unaffiliated with the Company, KBS Capital Advisors or the Advisor for $25.9 million before closing costs. The carrying value of the Burbank Collection as of the disposition date was $14.7 million, which was net of $2.6 million of accumulated depreciation and amortization. The Company recognized a gain on sale of $10.5 million related to the disposition of the Burbank Collection.

125 John Carpenter

On November 1, 2019, the Company sold 125 John Carpenter to a wholly owned subsidiary of Keppel Pacific Oak US REIT (the “SREIT”). The sale price, net of closing credits, of 125 John Carpenter was $99.8 million. The carrying value of 125 John Carpenter was $82.4 million, which was net of $9.1 million of accumulated depreciation and amortization. In connection with the sale of 125 John Carpenter, the Company repaid $53.2 million of outstanding debt secured by 125 John Carpenter.

3.	REAL ESTATE HELD FOR INVESTMENT

As of March 31, 2020, the Company owned six office properties and one office portfolio consisting of four office buildings and 14 acres of undeveloped land, encompassing, in the aggregate, approximately 3.0 million rentable square feet. As of March 31, 2020, these properties were 81% occupied. In addition, the Company owned one residential home portfolio consisting of 993 single-family homes and encompassing approximately 1.4 million rental square feet and one apartment property, containing 317 units and encompassing approximately 0.3 million rentable square feet, which was 92% and 88% occupied, respectively as of March 31, 2020. The Company also owned three investments in undeveloped land with approximately 1,000 developable acres. The following table summarizes the Company’s real estate held for investment as of March 31, 2020 and December 31, 2019, respectively (in thousands):

	March 31, 2020	December 31, 2019
Land	$177,247	$175,317
Buildings and improvements	622,162	618,974
Tenant origination and absorption costs	30,179	30,569

Total real estate, cost	829,588	824,860
Accumulated depreciation and amortization	(74,128)	(65,381)

Total real estate, net	$755,460	$759,479

The following table provides summary information regarding the Company’s real estate held for investment as of March 31, 2020 (in thousands):

Property	Date Acquired or Foreclosed on	City	State	Property Type	Land	Building and Improvements	Tenant Origination and Absorption	Total Real Estate, at Cost	Accumulated Depreciation and Amortization	Total Real Estate, Net	Ownership %
Richardson Portfolio:
Palisades Central I	11/23/2011	Richardson	TX	Office	$1,037	$12,337	$—	$13,374	$(3,787)	$9,587	90.0%
Palisades Central II	11/23/2011	Richardson	TX	Office	810	21,405	—	22,215	(5,894)	16,321	90.0%
Greenway I	11/23/2011	Richardson	TX	Office	561	2,393	—	2,954	(1,118)	1,836	90.0%
Greenway III	11/23/2011	Richardson	TX	Office	702	3,896	—	4,598	(1,501)	3,097	90.0%
Undeveloped Land	11/23/2011	Richardson	TX	Undeveloped Land	3,134	—	—	3,134	—	3,134	90.0%

Total Richardson Portfolio					6,244	40,031	—	46,275	(12,300)	33,975
Park Highlands (1)	12/30/2011	North Las Vegas	NV	Undeveloped Land	35,802	—	—	35,802	—	35,802	100.0	%(1)
Park Centre	03/28/2013	Austin	TX	Office	3,251	34,766	—	38,017	(7,091)	30,926	100.0%
1180 Raymond	8/20/2013	Newark	NJ	Apartment	8,292	39,178	—	47,470	(8,216)	39,254	100.0%
Park Highlands II (1)	12/10/2013	North Las Vegas	NV	Undeveloped Land	27,373	—	—	27,373	—	27,373	100.0	%(1)
Richardson Land II	09/04/2014	Richardson	TX	Undeveloped Land	3,418	—	—	3,418	—	3,418	90.0%
Crown Pointe	02/14/2017	Dunwoody	GA	Office	22,590	68,872	4,440	95,902	(12,558)	83,344	100.0%
The Marq	03/01/2018	Minneapolis	MN	Office	10,387	81,098	4,179	95,664	(8,206)	87,458	100.0%
City Tower	03/06/2018	Orange	CA	Office	13,930	135,526	7,937	157,393	(14,570)	142,823	100.0%
Eight & Nine Corporate Centre	06/08/2018	Franklin	TN	Office	17,401	57,867	4,572	79,840	(5,137)	74,703	100.0%
Georgia 400 Center	05/23/2019	Alpharetta	GA	Office	11,431	72,924	7,574	91,929	(4,253)	87,676	100.0%
Single-Family Homes Portfolio:
Birmingham Homes	11/04/2019	Birmingham	AL	Home	2,444	11,105	162	13,711	(206)	13,505	100.0%
Houston Homes	11/04/2019	Houston	TX	Home	6,154	22,714	432	29,300	(468)	28,832	100.0%
Jacksonville Homes	11/04/2019	Jacksonville	FL	Home	2,986	24,154	353	27,493	(460)	27,033	100.0%
Memphis Homes	11/04/2019	Memphis	TN	Home	2,679	15,715	266	18,660	(299)	18,361	100.0%
Atlanta Homes	11/04/2019	Atlanta	GA	Home	783	3,860	65	4,708	(84)	4,624	100.0%
Oklahoma Homes	11/04/2019	Oklahoma City	OK	Home	2,082	14,352	199	16,633	(280)	16,353	100.0%

Total Single-Family Homes Portfolio					17,128	91,900	1,477	110,505	(1,797)	108,708

					$177,247	$622,162	$30,179	$829,588	$(74,128)	$755,460

(1)

The Company owns 100% of the common members’ equity of Park Highlands and Park Highlands II. On September 7, 2016 and January 8, 2019, a subsidiary of the Company that owns a portion of Park Highlands and Park Highlands II, sold 820 units of 10% Class A non-voting preferred membership units for $0.8 million and 1,927 units of 10% Class A2 non-voting preferred membership units for $1.9 million, respectively, to accredited investors. The amount of the Class A and A2 non-voting preferred membership units raised, net of offering costs, is included in other liabilities on the accompanying consolidated balance sheets.

Operating Leases

Certain of the Company’s real estate properties are leased to tenants under operating leases for which the terms and expirations vary. As of March 31, 2020, the leases, excluding options to extend and apartment leases, which have terms that are generally one year or less, had remaining terms of up to 12.0 years with a weighted-average remaining term of 4.4 years. Some of the leases have provisions to extend the lease agreements, options for early termination after paying a specified penalty and other terms and conditions as negotiated. The Company retains substantially all of the risks and benefits of ownership of the real estate assets leased to tenants. Generally, upon the execution of a lease, the Company requires a security deposit from tenants in the form of a cash deposit and/or a letter of credit. The amount required as a security deposit varies depending upon the terms of the respective leases and the creditworthiness of the tenant, but generally are not significant amounts. Therefore, exposure to credit risk exists to the extent that a receivable from a tenant exceeds the amount of its security deposit. Security deposits received in cash and assumed in real estate acquisitions related to tenant leases are included in other liabilities in the accompanying consolidated balance sheets were both $4.3 million as of March 31, 2020 and December 31, 2019.

During the three months ended March 31, 2020 and 2019, the Company recognized deferred rent from tenants of $1.0 million and $1.3 million, respectively, net of lease incentive amortization. As of March 31, 2020 and December 31, 2019, the cumulative deferred rent receivable balance, including unamortized lease incentive receivables, was $14.9 million and $13.6 million, respectively, and is included in rents and other receivables on the accompanying balance sheets. The cumulative deferred rent balance included $3.3 million and $3.1 million of unamortized lease incentives as of March 31, 2020 and December 31, 2019, respectively.

As of March 31, 2020, the future minimum rental income from the Company’s properties, excluding apartment leases, under non-cancelable operating leases was as follows (in thousands):

April 1, 2020 through December 31, 2020	$40,750
2021	54,573
2022	48,656
2023	40,287
2024	34,691
Thereafter	88,180

$307,137

As of March 31, 2020, the Company’s commercial real estate properties were leased to approximately 243 tenants over a diverse range of industries and geographic areas. The Company’s highest tenant industry concentrations (greater than 10% of annualized base rent) were as follows:

Industry	Number of Tenants	Annualized Base Rent (1) (in thousands)	Percentage of Annualized Base Rent
Insurance	25	$7,180	12.2%
Computer Systems Design	25	6,949	11.8%
Health Care and Social Assistance	16	6,924	11.8%

		$21,053	35.8%

(1)

Annualized base rent represents annualized contractual base rental income as of March 31, 2020, adjusted to straight-line any contractual tenant concessions (including free rent), rent increases and rent decreases from the lease’s inception through the balance of the lease term.

No other tenant industries accounted for more than 10% of annualized base rent. No material tenant credit issues have been identified at this time. During the three months ended March 31, 2020 and 2019, the Company recorded adjustments to rental income of $0.2 million and $0.1 million, respectively, for lease payments that were deemed not probable of collection.

Geographic Concentration Risk

As of March 31, 2020, the Company’s real estate investments in Georgia and California represented 16.9% and 13.7%, respectively, of the Company’s total assets. As a result, the geographic concentration of the Company’s portfolio makes it particularly susceptible to adverse economic developments in the Georgia and California real estate markets. Any adverse economic or real estate developments in these markets, such as business layoffs or downsizing, industry slowdowns, relocations of businesses, changing demographics and other factors, or any decrease in demand for office space resulting from the local business climate, could adversely affect the Company’s operating results and its ability to make distributions to stockholders.

Sale of Real Estate

As of March 31, 2020 and December 31, 2019, the Company had recorded contract liabilities of $3.1 million related to deferred proceeds received from the buyers of the Park Highlands land sales and another developer for the value of land that was contributed to a master association that is consolidated by the Company, which was included in other liabilities on the accompanying consolidated balance sheets.